UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE

                68130

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

04/30

Date of reporting period: 7/31/14

Item 1.  Schedule of Investments.

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2014

Shares	Description	Value
	MUTUAL FUNDS - 77.38%
	ASSET ALLOCATION FUND - 11.12%
1,283,580	Legg Mason Opportunity Trust	$ 24,092,805

	EQUITY FUNDS - 66.26%
707,246	American Beacon Bridgeway Large Cap Value Fund	16,167,642
430,497	American Century Equity Growth Fund	13,935,173
716,894	Fidelity Large Cap Stock Fund	19,857,977
671,378	Glenmede Large Cap 100 Portfolio	13,890,811
685,126	JPMorgan Disciplined Equity Fund	16,210,074
1,139,449	MainStay US Equity Opportunities Fund	10,266,434
350,955	MFS Equity Opportunities Fund	9,893,423
389,201	Oakmark Fund	26,189,339
507,918	Wells Fargo Advantage Special Mid CapValue Fund	17,066,054
		143,476,927
	TOTAL MUTUAL FUNDS (Cost - $158,396,813)	167,569,732

	EXCHANGE TRADED FUNDS - 22.04%
	EQUITY FUNDS - 22.04%
199,172	Guggenheim S&P 500 Pure Value ETF	10,464,497
86,426	iShares Core S&P Mid-Cap ETF	11,819,620
106,270	ProShares Large Cap Core Plus	10,024,449
87,072	Vanguard S&P 500 ETF	15,408,261
	TOTAL EXCHANGE TRADED FUNDS (Cost - $46,829,639)	47,716,827

	SHORT-TERM INVESTMENTS - 1.20%
	MONEY MARKET FUND - 1.20%
2,603,471	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $2,603,471)	2,603,471

	TOTAL INVESTMENTS - 100.62% (Cost - $207,829,923) (a)	$ 217,890,030
	OTHER ASSETS AND LIABILITIES - NET - (0.62)%	(1,347,794)
	TOTAL NET ASSETS - 100.00%	$ 216,542,236

ETF - Exchange Traded Fund
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $207,829,923 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 10,060,107
	Unrealized depreciation	-
	Net unrealized appreciation	$ 10,060,107

** Money market fund; interest rate reflects seven day effective yield on July 31, 2014.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2014

Shares	Description	Value
	MUTUAL FUND - 7.02%
	TECHNOLOGY FUND - 7.02%
150,024	Ivy Science and Technology Fund (Cost $7,950,217)	$ 8,582,891

	EXCHANGE TRADED FUNDS - 92.07%
	AGGRESSIVE GROWTH - 4.12%
63,730	WisdomTree MidCap Dividend Fund	5,036,582

	BLUE CHIP - 8.79%
113,943	ProShares Large Cap Core Plus	10,748,243

	ENERGY - 8.23%
83,961	Market Vectors Oil Service ETF	4,549,007
39,814	Vanguard Energy ETF	5,517,424
		10,066,431
	EQUITY FUNDS - 11.92%
112,686	First Trust Industrials/Producer Durables AlphaDEX Fund	3,296,066
123,718	SPDR S&P Transportation ETF	11,283,082
		14,579,148
	GROWTH & INCOME - 6.70%
317,990	Global X Guru Index ETF	8,191,422

	HEALTH & BIOTECHNOLOGY - 16.33%
23,469	iShares Nasdaq Biotechnology ETF	5,886,729
237,697	Powershares Dynamic Pharmaceuticals Portfolio	14,078,793
		19,965,522
	LARGE CAP GROWTH - 6.96%
111,682	Guggenheim S&P 500 Pure Growth ETF	8,514,636

	LARGE CAP GROWTH & INCOME - 2.37%
16,351	Vanguard S&P 500 ETF	2,893,473

	LARGE CAP VALUE - 9.90%
230,314	Guggenheim S&P 500 Pure Value ETF	12,100,698

	REAL ESTATE - 4.59%
158,677	Schwab U.S. REIT ETF	5,618,753

	TECHNOLOGY - 12.16%
72,505	iShares PHLX Semiconductor ETF	5,991,813
90,771	iShares US Technology ETF	8,881,942
		14,873,755

	TOTAL EXCHANGE TRADED FUNDS (Cost - $110,461,044)	112,588,663

	SHORT-TERM INVESTMENTS - 1.32%
	MONEY MARKET FUND - 1.32%
1,609,486	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $1,609,486)	$ 1,609,486

	TOTAL INVESTMENTS - 100.41% (Cost - $120,020,747) (a)	$ 122,781,040
	OTHER ASSETS AND LIABILITIES - NET - (0.41)%	(500,519)
	TOTAL NET ASSETS - 100.00%	$ 122,280,521

ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $120,064,148 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 3,536,895
	Unrealized depreciation	(820,003)
	Net unrealized appreciation	$ 2,716,892

** Money market fund; interest rate reflects seven day effective yield on July 31, 2014.

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2014

Shares	Description	Value
	MUTUAL FUNDS - 92.50%
	EQUITY FUNDS - 92.50%
107,735	Artisan Global Value Fund	$ 1,715,131
593,341	Dodge & Cox Global Stock Fund	7,375,240
35,498	Harbor Global Growth Fund	826,026
48,515	Hartford International Small Company Fund	897,049
78,422	Lazard International Small Cap Equity Portfolio	854,011
380,767	Munder International Small-Mid Cap Fund	4,310,277
50,485	Oakmark Global Fund	1,557,973
166,203	Oberweis International Opportunities Fund	3,317,414
73,998	Polaris Global Value Fund	1,576,156
129,310	T Rowe Price Institutional Concentrated International Equity Fund, Inc.	1,626,724
72,389	T Rowe Price International Funds - European Stock Fund	1,531,757
279,410	Templeton Institutional Funds - Global Equity Series Fund	3,285,865
156,407	Thornburg Global Opportunities Fund	3,745,952

	TOTAL MUTUAL FUNDS (Cost - $31,982,534)	32,619,575

	EXCHANGE TRADED FUNDS - 6.91%
	EQUITY FUNDS - 6.91%
90,069	iShares MSCI Belgium Capped ETF	1,507,755
22,680	iShares MSCI Spain Capped ETF	927,839

	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,539,531)	2,435,594

	SHORT-TERM INVESTMENTS - 1.95%
	MONEY MARKET FUND - 1.95%
686,562	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $686,562)	686,562

	TOTAL INVESTMENTS - 101.36% (Cost - $35,208,627) (a)	$ 35,741,731
	OTHER ASSETS AND LIABILITIES - NET - (1.36)%	(478,873)
	TOTAL NET ASSETS - 100.00%	$ 35,262,858

ETF - Exchange Traded Fund
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $35,208,830 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 983,621
	Unrealized depreciation	(450,720)
	Net unrealized appreciation	$ 532,901

** Money market fund; interest rate reflects seven day effective yield on July 31, 2014.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2014

Shares	Description	Value
	MUTUAL FUNDS - 94.53%
	ASSET ALLOCATION FUNDS - 6.79%
34,794	Dodge & Cox Balanced Fund	$ 3,549,352
194,831	Goldman Sachs Income Builder Fund	4,553,191
		8,102,543
	DEBT FUNDS - 85.78%
583,384	Angel Oak Multi-Strategy Income Fund	7,175,626
807,351	BlackRock Strategic Income Opportunities Portfolio	8,356,084
1,638,396	Frost Total Return Bond Fund	17,858,516
336,153	Guggenheim - Floating Rate Income Fund	9,022,334
353,372	Hatteras Long/Short Debt Fund	3,516,055
1,146,653	Leader Short-Term Bond Fund	11,615,593
470,206	Leader Total Return Fund	5,261,610
436,380	Metropolitan West Total Return Bond Fund	4,704,173
1,319,476	PIMCO Income Fund	16,730,959
580,745	TCW Total Return Bond Fund	5,952,631
1,021,049	Thompson Bond Fund	12,119,854
		102,313,435
	EQUITY FUND - 1.96%
156,910	Robeco Boston Partners Long/Short Research Fund	2,334,824

	TOTAL MUTUAL FUNDS (Cost - $ 112,117,886)	112,750,802

	EXCHANGE TRADED FUND - 5.02%
	DEBT FUND - 5.02%
54,143	iShares Intermediate Government/Credit Bond ETF (Cost - $5,980,999)	5,982,801

	SHORT-TERM INVESTMENTS - 0.62%
	MONEY MARKET FUND - 0.62%
743,419	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $743,419)	743,419

	TOTAL INVESTMENTS - 100.17% (Cost - $118,842,304) (a)	$ 119,477,022
	OTHER ASSETS AND LIABILITIES - NET - (0.17)%	(202,594)
	TOTAL NET ASSETS - 100.0%	$ 119,274,428

ETF - Exchange Traded Fund
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $118,862,892 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 686,718
	Unrealized depreciation	(72,588)
	Net unrealized appreciation	$ 614,130
** Money market fund; interest rate reflects seven day effective yield on July 31, 2014.

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2014

Shares	Description	Value
	MUTUAL FUNDS - 97.99%
	ASSET ALLOCATION FUNDS - 37.00%
106,479	Berwyn Income Fund	$ 1,526,906
174,100	BlackRock Multi-Asset Income Fund	1,993,440
86,887	Harbor Convertible Securities Fund	989,643
290,001	Neuberger Berman Absolute Return Multi Manager Fund	3,224,807
89,720	Palmer Square Absolute Return Fund	897,202
346,438	Sandalwood Opportunity Fund	3,803,894
		12,435,892
	DEBT FUNDS - 60.99%
124,061	Catalyst/Princeton Floating Rate Income Fund	1,310,088
184,852	Guggenheim - Floating Rate Income Fund	4,961,419
132,562	Hatteras Long/Short Debt Fund	1,318,995
476,886	Homestead Short-Term Bond Fund	2,498,881
415,394	Leader Short-Term Bond Fund	4,207,941
326,834	Osterweis Strategic Income Fund	3,899,134
210,982	Toews Hedged High Yield Bond Fund	2,301,808
		20,498,266

	TOTAL MUTUAL FUNDS (Cost - $32,726,479)	32,934,158

	SHORT-TERM INVESTMENTS - 1.99%
	MONEY MARKET FUND - 1.99%
670,707	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $670,707)	670,707

	TOTAL INVESTMENTS - 99.98% (Cost - $33,397,186) (a)	$ 33,604,865
	OTHER ASSETS AND LIABILITIES - NET - 0.02%	6,052
	TOTAL NET ASSETS - 100.0%	$ 33,610,917

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $33,410,738 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 264,265
	Unrealized depreciation	(70,138)
	Net unrealized appreciation	$ 194,127

** Money market fund; interest rate reflects seven day effective yield on July 31, 2014.

PACIFIC FINANCIAL FAITH & VALUES BASED MODERATE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2014

Shares	Description	Value
SHORT-TERM INVESTMENTS - 100.00%
MONEY MARKET FUND - 100.00%
10	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $10)	$ 10

	TOTAL INVESTMENTS - 100.00% (Cost - $10)	$ 10
	OTHER ASSETS AND LIABILITIES - NET - 0.00%	-
	TOTAL NET ASSETS - 100.00%	$ 10

** Money market fund; interest rate reflects seven day effective yield on July 31, 2014.

Pacific Financial Funds
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2014 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilies and disclosure of contingent assets and liabilies at the date of the financial statements and the reported amounts of income and expenses for the period.  Acutal results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2014 for the Funds’ assets and liabilities measured at fair value:

Pacific Financial Core Equity Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 167,569,732	$ -	$ -	$ 167,569,732
Exchange Traded Funds	47,716,827	-	-	47,716,827
Short-Term Investments	2,603,471	-	-	2,603,471
Total	$ 217,890,030	$ -	$ -	$ 217,890,030

Pacific Financial Explorer Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 8,582,891	$ -	$ -	$ 8,582,891
Exchange Traded Funds	112,588,663	-	-	112,588,663
Short-Term Investments	1,609,486	-	-	1,609,486
Total	$ 122,781,040	$ -	$ -	$ 122,781,040

Pacific Financial International Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 32,619,575	$ -	$ -	$ 32,619,575
Exchange Traded Funds	2,435,594	-	-	2,435,594
Short-Term Investments	686,562	-	-	686,562
Total	$ 35,741,731	$ -	$ -	$ 35,741,731

Pacific Financial Strategic Conservative Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 112,750,802	$ -	$ -	$ 112,750,802
Exchange Traded Fund	5,982,801	-	-	5,982,801
Short-Term Investments	743,419	-	-	743,419
Total	$ 119,477,022	$ -	$ -	$ 119,477,022

Pacific Financial Tactical Fund Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 32,934,158	$ -	$ -	$ 32,934,158
Short-Term Investments	670,707	-	-	$ 670,707
Total	$ 33,604,865	$ -	$ -	$ 33,604,865

Pacific Financial Faith & Values Based Moderate Fund

Assets*	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 10	$ -	$ -	$ 10
Total	$ 10	$ -	$ -	$ 10

* Refer to the Portfolio of Investments for Industry Classification.

The Funds did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 or Level 2. It is the Funds’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/26/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew B. Rogers

         Andrew B. Rogers, President

Date

9/26/14

By (Signature and Title)

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/26/14